Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
RELATED PARTY TRANSACTIONS

8.	RELATED PARTY TRANSACTIONS

Amounts payable to related parties as of December 31, 2012 of $6,126 (2011 - $128,771) are owing to directors, former directors, a company controlled by an officer and to a public company with directors in common, for management fees, consulting fees and for expenses paid on behalf of the Company. The amounts are non-interest bearing, unsecured, and have no fixed terms of repayment.

During the year ended December 31, 2012, the Company incurred $60,000 (2011 - $60,000; 2010 - $70,500) in management fees to its directors and officers. Effective April 1, 2012, the directors of the Company agreed to waive their management fees until the Company has the financial resources to extinguish their debt. In accordance with U.S. GAAP, the Company recorded $45,000 in management fees as an increase to additional paid-in capital.

During the year ended December 31, 2012, the Company advanced $1,001 (2011 - $nil) to a director of the Company for expenses to be incurred. As at December 31, 2012, this amount was included in prepaid expenses.

The above transactions have been recorded at their exchange amount being the amount of consideration established and agreed to by the related parties.